ALPS ETF Trust
1290 Broadway, Suite 1100
Denver, CO 80203

July 17, 2015

John Grzeskiewicz
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333‑148826; 811‑22175)

Dear Mr. Grzeskiewicz:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated July 1, 2015, to the prospectus dated March 31, 2015, with respect to the Alerian Energy Infrastructure ETF, a series of the Trust (the “Fund”).  The purpose of this filing is to submit the 497(e) filing dated July 1, 2015 in XBRL for the Fund.

The SEC Staff is requested to address any comments on this filing to my paralegal, Jen Craig, at 720.917.0611.

Sincerely,

/s/ Abigail J. Murray
Abigail J. Murray
Secretary

Enclosure

cc:	Stuart Strauss, Esq.
Dechert LLP